Events after the reporting date	9 Months Ended
Sep. 30, 2019
Events after the reporting date
Events after the reporting date

26.Events after the reporting date

Dividends distribution

On November 12, 2019 the Board of Directors of the Company approved a dividend of U.S.$ 17,356,313 (equivalent of 1,109).

Kazakhstan

The Group operates its e-wallets in certain jurisdictions outside of Russia, predominantly in Kazakhstan through its subsidiary Qiwi Kazakhstan LP. Emission and acquiring of these e-wallets are carried out by third party bank. In October 2019, this bank started to experience financial difficulties that negatively affected on services rendered to the Group’s customers. The Group promptly managed to switch all related activities to another bank and compensated all e-wallet balances with its own funds so the reputation was not damaged. The maximum exposure to losses comprises about 330.

Pledge of debt securities

In October 2019 the Group pledged an additional number of debt securities as a collateral for newly received credit facility at the nominal amount of 851.

Rocketbank

In August 2017, the Group executed a series of transactions to acquire the brands, software and hardware of Tochka and Rocketbank from Otkritie Bank. In July 2018, the Group finalized the acquisition of Rocketbank and, by the end of 2018, completed the transfer of Rocketbank's customers, personnel and business processes into QIWI. Throughout the first half of 2019, management reviewed a number of strategic opportunities for the development of Rocketbank’s business as either a part of QIWI broader ecosystem or as a standalone project. A final strategic plan was presented to the Board of the Directors of the Company. In August 2019, having duly considered the proposed strategy and required financing, the Board of the Directors concluded that Rocketbank’s business plan had an investment profile and financing requirements that are not compatible with QIWI’s risk appetite and that the business had limited potential synergies with the core business of the Company. The Board of Directors requested that management investigates the potential of a partial or complete sale of Rocketbank. As a result, over the past few months management has begun exploring market opportunities and has recently hired a financial advisor to assist the Company with the process.

Flocktory

In November 2019 the Group received notice from the other two of Flocktory shareholders to exercise the put option over their remaining shares (18%) in Flocktory ltd subject to the Company’s Shareholder deed. After the transaction, the Group will gain sole control over Flocktory. Transaction amount is 482.